EQUITY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Transactions Details 1
Beginning Outstanding
Beginning Exercisable
Granted	6,343,833
Forfeited or Expired	979,603
Exercised
Ending Outstanding	5,364,230
Ending Exercisable	5,364,230
Weighted Average Exercise Price
Beginning Outstanding
Beginning Exercisable
Granted	2.317
Forfeited or Expired	0.560
Exercised
Ending Outstanding	2.638
Ending Exercisable	$ 2.638
Weighted Average Contractual Life in Years
Weighted average remaining contractual terms of share granted	2 years 8 months 15 days
Weighted average remaining contractual terms of forfeited or Expired	1 year 29 months 27 days
Weighted average remaining contractual terms of share Outstanding	2 years 10 months
Weighted average remaining contractual terms of share exercisable	2 years 10 months
Aggregate Intrinsic Value
Beginning Outstanding
Beginning Exercisable
Granted	174,253
Forfeited or Expired	36,184
Ending Outstanding	138,069
Ending Exercisable	$ 138,069